Financial Instruments and Fair Value Measures	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments and Fair Value Measures
Financial Instruments and Fair Value Measures

Note 8

Financial Instruments and Fair Value Measures

Risk Management Policy

The company is exposed to foreign currency exchange rate and interest rate risks related to its business operations.  The company’s hedging policy attempts to manage these risks to an acceptable level based on the company’s judgment of the appropriate trade-off between risk, opportunity and costs.  The company uses derivative instruments to reduce its exposure to foreign currency exchange rates.  The company is also exposed to the risk that its earnings and cash flows could be adversely impacted by fluctuations in interest rates.  The company periodically enters into interest rate swaps, based on judgment, to manage interest costs in which the company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional amount.  Derivative instruments are not used for trading purposes or to manage exposure to changes in interest rates for investment securities, and none of the company’s outstanding derivative instruments contain credit risk related contingent features; collateral is generally not required.

Financial Instruments

Various AbbVie foreign subsidiaries enter into foreign currency forward exchange contracts to manage exposures to changes in foreign exchange rates for anticipated intercompany transactions denominated in a currency other than the functional currency of the local entity.  These contracts, with notional amounts totaling $529 million and $1.0 billion at March 31, 2013 and December 31, 2012, respectively, are designated as cash flow hedges and are recorded at fair value. Accumulated gains and losses as of March 31, 2013 will be included in cost of products sold at the time the products are sold, generally through the next twelve months.

The company enters into foreign currency forward exchange contracts to manage its exposure to foreign currency denominated trade payables and receivables and intercompany loans.  The contracts are marked-to-market, and resulting gains or losses are reflected in income and are generally offset by losses or gains on the foreign currency exposure being managed.  At March 31, 2013 and December 31, 2012, AbbVie held notional amounts of $3.8 billion and $4.3 billion, respectively, of such foreign currency forward exchange contracts.

AbbVie was a party to interest rate hedge contracts, designated as fair value hedges, totaling $8.0 billion at March 31, 2013 and December 31, 2012.  The effect of the hedge is to change a fixed-rate interest obligation to a floating rate for that portion of the debt.  AbbVie recorded the contracts at fair value and adjusted the carrying amount of the fixed-rate debt by an offsetting amount.

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of March 31, 2013.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$121	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	7	Prepaid expenses and other	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	22	Accounts payable and accrued liabilities
Total	$21		$143

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of December 31, 2012.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$81	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	1	Prepaid expenses and other	10	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	15	Accounts payable and accrued liabilities
Total	$15		$106

While certain derivatives are subject to netting arrangements with the company’s counterparties, the company does not offset derivative assets and liabilities within the condensed consolidated balance sheets.

The following table summarizes the activity for derivative instruments and the amounts and location of income (expense) and gain (loss) reclassified into income and for certain other derivative instruments for the three months ended March 31, 2013 and 2012, respectively.  The amount of hedge ineffectiveness was not significant for the three months ended March 31, 2013 or 2012.

	(Loss) gain recognized in other comprehensive (loss) income		Income (expense) and gain (loss) reclassified into income
(in millions)	2013	2012	2013	2012	Income statement caption
Foreign currency forward exchange contracts —
Designated as cash flow hedges	$9	$10	$—	$2	Cost of products sold
Not designated as hedges	n/a	n/a	(9)	(10)	Net foreign exchange loss
Interest rate swaps designated as fair value hedges	n/a	n/a	(40)	n/a	Interest expense, net

The loss of $40 million related to fair value hedges recognized in net interest expense for the first three months of 2013 was offset by $40 million in gains on the underlying hedged item, the fixed-rate debt.

Fair Value Measures

The fair value hierarchy under the accounting standard for fair value measurements consists of the following three levels.

•                  Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the company has the ability to access;

•                  Level 2 – Valuations based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuations in which all significant inputs are observable in the market; and

•                  Level 3 – Valuations using significant inputs that are unobservable in the market and include the use of judgment by the company’s management about the assumptions market participants would use in pricing the asset or liability.

The following table summarizes the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the condensed consolidated balance sheets as of March 31, 2013.

		Basis of fair value measurement
(in millions)	Balance at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$2,808	$510	$2,298	$—
Certificates of deposit	4,371	—	4,371	—
U.S. Treasury securities	300	300	—	—
Equity securities	11	11	—	—
Foreign currency contracts	21	—	21	—
Total assets	$7,511	$821	$6,690	$—
Liabilities
Interest rate hedges	$121	$—	$121	$—
Foreign currency contracts	22	—	22	—
Contingent consideration	118	—	—	118
Total liabilities	$261	$—	$143	$118

The following table summarizes the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the combined balance sheet as of December 31, 2012.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency contracts	15	—	15	—
Total assets	$8,003	$987	$7,016	$—
Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency contracts	25	—	25	—
Contingent consideration	251	—	—	251
Total liabilities	$357	$—	$106	$251

Available-for-sale equity securities consist of investments for which the fair value is determined by using the published market price per unit multiplied by the number of units held, without consideration of transaction costs.  The derivatives entered into by the company are valued using publicized spot and forward prices for foreign currency hedges and publicized swap curves for interest rate hedges.

The contingent payments are valued using a discounted cash flow technique that reflects management’s expectations about probability and timing of payment.

Gross unrealized holding gains on available-for-sale equity securities totaled $0.3 million and $1 million at March 31, 2013 and December 31, 2012, respectively.

There have been no transfers of assets or liabilities between the fair value measurement levels.  The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions and investments.

(in millions)
Fair value as of December 31, 2012	$251
Payments	(131)
Other	(5)
Loss recognized in earnings	3
Fair value as of March 31, 2013	$118

In connection with the acquisition of Solvay’s U.S. pharmaceuticals business in 2010, the achievement of a certain sales milestone resulted in a payment of approximately $131 million in the first quarter of 2013 for which a liability was previously established.

In addition to the financial instruments that the company is required to recognize at fair value on the condensed consolidated balance sheets, the company has certain financial instruments that are recognized at historical cost or some basis other than fair value. The carrying values and fair values of certain financial instruments as of March 31, 2013 and December 31, 2012 are shown in the table below.

	Book values		Approximate fair values
(in millions)	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Assets
Investments	$107	$107	$105	$104
Liabilities
Short-term borrowings	414	1,020	414	1,020
Current maturities of long-term debt	22	22	22	22
Long-term debt	14,601	14,630	14,902	15,066

The following table summarizes the bases used to measure the approximate fair values of the financial instruments as of March 31, 2013.

		Basis of fair value measurement
(in millions)	Fair value at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$105	$—	$33	$72
Total assets	$105	$—	$33	$72
Liabilities
Short-term borrowings	$414	$—	$414	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	14,902	—	14,902	—
Total liabilities	$15,338	$—	$15,338	$—

The following table summarizes the bases used to measure the approximate fair values of the financial instruments as of December 31, 2012.

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$104	$—	$32	$72
Total assets	$104	$—	$32	$72
Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—
Total liabilities	$16,108	$—	$16,108	$—

Investments consist of cost method investments and held-to-maturity debt securities.  In determining the fair value of cost method investments, the company takes into consideration recent transactions, as well as the financial information of the investee, which represents a Level 3 basis of fair value measurement.  The fair value of held-to-maturity debt securities and long-term debt was estimated based upon the quoted market prices for the same or similar debt instruments.  The fair values of short-term and current borrowings approximate the carrying values due to the short maturities of these instruments.  There were no material adjustments to fair value during the three months ended March 31, 2013 or 2012.  The counterparties to financial instruments consist of select major international financial institutions.

Concentrations of Risk

The company invests excess cash in time deposits, money market funds and U.S. Treasury securities and diversifies the concentration of cash among different financial institutions.  The company monitors concentrations of credit risk associated with deposits with financial institutions.  Credit exposure limits have been established to limit a concentration with any single issuer or institution.

Three U.S. wholesalers accounted for 41 percent and 48 percent of total net accounts receivables as of March 31, 2013 and December 31, 2012, respectively, and substantially all of AbbVie’s U.S. sales are to these three wholesalers.  In addition, net governmental receivables outstanding in Greece, Portugal, Italy and Spain totaled $781 million at March 31, 2013 and $725 million at December 31, 2012.

Note 8  Financial Instruments and Fair Value Measures

Risk Management Policy

The company is exposed to foreign currency exchange rate and interest rate risks related to its business operations. The company's hedging policy attempts to manage these risks to an acceptable level based on the company's judgment of the appropriate trade-off between risk, opportunity and costs. The company uses derivative instruments to reduce its exposure to foreign currency exchange rates. The company is also exposed to the risk that its earnings and cash flows could be adversely impacted by fluctuations in interest rates. The company periodically enters into interest rate swaps, based on judgment, to manage interest costs in which the company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional amount. Derivative instruments are not used for trading purposes or to manage exposure to changes in interest rates for investment securities, and none of the company's outstanding derivative instruments contain credit risk related contingent features.

Financial Instruments

Various AbbVie foreign subsidiaries enter into foreign currency forward exchange contracts to manage exposures to changes in foreign exchange rates for anticipated intercompany transactions denominated in a currency other than the functional currency of the local entity. These contracts, totaling $1.0 billion and $249 million at December 31, 2012 and 2011, respectively, are designated as cash flow hedges and are recorded at fair value. Accumulated gains and losses as of December 31, 2012 will be included in cost of products sold at the time the products are sold, generally through the next twelve months.

The company enters into foreign currency forward exchange contracts to manage its exposure to foreign currency denominated trade payables and receivables and intercompany loans. The contracts are marked-to-market, and resulting gains or losses are reflected in income and are generally offset by losses or gains on the foreign currency exposure being managed. At December 31, 2012 and 2011, AbbVie held $4.3 billion and $3.0 billion, respectively, of such foreign currency forward exchange contracts.

AbbVie was a party to interest rate hedge contracts, designated as fair value hedges, totaling $8.0 billion at December 31, 2012. The effect of the hedge is to change a fixed-rate interest obligation to a floating rate for that portion of the debt. AbbVie recorded the contracts at fair value and adjusted the carrying amount of the fixed-rate debt by an offsetting amount.

The following table summarizes the amounts and location of AbbVie's derivative instruments as of December 31.

	Fair value—assets			Fair value—liabilities
(in millions)	2012	2011	Balance sheet caption	2012	2011	Balance sheet caption

Interest rate swaps designated as fair value hedges	$—	$—		$81	$—	Long-term liabilities
Foreign currency forward exchange contracts—
Hedging instruments	1	18	Prepaid expenses and other	10	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	21	Prepaid expenses and other	15	43	Accounts payable and accrued liabilities

Total	$15	$39		$106	$43

The following table summarizes the activity for derivative instruments and the amounts and location of income (expense) and gain (loss) reclassified into income and for certain other derivative instruments for the years ended December 31. The amount of hedge ineffectiveness was not significant in 2012, 2011 and 2010.

	(Loss) gain recognized in other comprehensive (loss) income			Income (expense) and gain (loss) reclassified into income
(in millions)	2012	2011	2010	2012	2011	2010	Income statement caption

Foreign currency forward exchange contracts—
Designated as cash flow hedges	$(11)	$(2)	$75	$24	$18	$45	Cost of products sold
Not designated as hedges	n/a	n/a	n/a	(23)	30	30	Net foreign exchange (gain) loss
Interest rate swaps designated as fair value hedges	n/a	n/a	n/a	(81)	—	—	Interest expense, net

The loss of $81 million related to fair value hedges recognized in net interest expense in 2012 was offset equally by $81 million in gains on the underlying hedged item, the fixed-rate debt.

Fair Value Measures

The fair value hierarchy under the accounting standard for fair value measurements consists of the following three levels.

  •
  Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets that the company has the ability to access;

  •
  Level 2—Valuations based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuations in which all significant inputs are observable in the market; and

  •
  Level 3—Valuations using significant inputs that are unobservable in the market and include the use of judgment by the company's management about the assumptions market participants would use in pricing the asset or liability.

The following table summarizes the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the combined balance sheets as of December 31.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable Inputs (Level 3)

Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency forward contracts	15	—	15	—

Total assets	$8,003	$987	$7,016	$—

Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency forward contracts	25	—	25	—
Contingent consideration	251	—	—	251

Total liabilities	$357	$—	$106	$251

		Basis of fair value measurement
(in millions)	Balance at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Cash and equivalents	$27	$27	$—	$—
U.S. Treasury securities	626	626	—	—
Equity securities	58	58	—	—
Foreign currency forward contracts	39	—	39	—

Total assets	$750	$711	$39	$—

Liabilities
Foreign currency forward contracts	$43	$—	$43	$—
Contingent consideration	349	—	—	349

Total liabilities	$392	$—	$43	$349

Available-for-sale equity securities consist of investments for which the fair value is determined by using the published market price per unit multiplied by the number of units held, without consideration of transaction costs. The derivatives entered into by the company are valued using publicized spot and forward prices for foreign currency hedges and publicized swap curves for interest rate hedges. The contingent payments are valued using a discounted cash flow technique that reflects management's expectations about probability of payment.

Gross unrealized holding gains on available-for-sale equity securities totaled $1 million and $44 million at December 31, 2012 and 2011, respectively.

There have been no transfers of assets or liabilities between the fair value measurement levels. The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions.

(in millions)

Fair value as of December 31, 2010	$295
Other	(2)
Loss recognized in earnings	56

Fair value as of December 31, 2011	349
Payments	(134)
Other	7
Loss recognized in earnings	29

Fair value as of December 31, 2012	$251

In connection with the acquisition of Solvay's U.S. pharmaceuticals business in 2010, the achievement of a certain sales milestone resulted in a payment of approximately $134 million in 2012 for which a liability was previously established.

In addition to the financial instruments that the company is required to recognize at fair value on the combined balance sheets, the company has certain financial instruments that are recognized at historical cost or some basis other than fair value. The carrying values and fair values of certain financial instruments as of December 31 are shown in the table below.

	Book values		Approximate fair values
(in millions)	2012	2011	2012	2011

Assets
Investments	$107	$171	$104	$171
Liabilities
Short-term borrowings	1,020	—	1,020	—
Current maturities of long-term debt and lease obligations	22	16	22	16
Long-term debt and lease obligations	14,630	32	15,066	32

The following table summarizes the bases used to measure the approximate fair values of the financial instruments as of December 31, 2012.

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Investments	$104	$—	$32	$72

Total assets	$104	$—	$32	$72

Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—

Total liabilities	$16,108	$—	$16,108	$—

Investments consist of cost method investments and held-to-maturity debt securities. In determining the fair value of cost method investments, the company takes into consideration recent transactions, as well as the financial information of the investee, which represents a Level 3 basis of fair value measurement. The fair value of held-to-maturity debt securities and long-term debt was estimated based upon the quoted market prices for the same or similar debt instruments. The fair values of short-term and current borrowings approximate the carrying values due to the short maturities of these instruments. There were no material adjustments to fair value during the years ended December 31, 2012 and 2011, of assets and liabilities that are not measured at fair value on a recurring basis, except as discussed in Note 4 regarding the impairment of the company's investment in Reata. The counterparties to financial instruments consist of select major international financial institutions.

Concentrations of Risk

The company invests excess cash in time deposits, money market funds and U.S. Treasury securities and diversifies the concentration of cash among different financial institutions. The company monitors concentrations of credit risk associated with deposits with financial institutions. Credit exposure limits have been established to limit a concentration with any single issuer or institution.

Three U.S. wholesalers accounted for 48 percent and 43 percent of total net accounts receivables as of December 31, 2012 and 2011, respectively, and substantially all of AbbVie's U.S. sales are to these three wholesalers. In addition, governmental accounts in Greece, Portugal, Italy and Spain accounted for 20 percent and 30 percent of total net accounts receivable as of December 31, 2012 and 2011, respectively.